Document And Entity Information	May 07, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	May 07, 2025
Entity Registrant Name	CCC Intelligent Solutions Holdings Inc.
Entity Central Index Key	0001818201
Entity Emerging Growth Company	false
Entity File Number	001-39447
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	98-1546280
Entity Address, Address Line One	167 N. Green Street, 9th Floor
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	(800)
Local Phone Number	621-8070
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	CCCS
Security Exchange Name	NASDAQ
Amendment Description	On May 9, 2025, CCC Intelligent Solutions Holdings Inc. (the “Company”) disclosed that Marc Fredman, the Company’s Senior Vice President, Chief Strategy Officer, had notified the Company of his intent to resign from his role with the Company no later than September 30, 2025. The Company is filing this Current Report on Form 8-K/A to disclose details of Mr. Fredman’s transition and separation from the Company, which were not determined at the time of the previous filing.